SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	6 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares) | shares	10,759,583	9,547,185
Number of stock options, granted (in shares) | shares	3,157,826	1,543,793
Number of stock options, forfeited (in shares) | shares	(176,487)	(40,045)
Number of stock options, outstanding, end of year (in shares) | shares	13,740,922	11,050,933
Number of stock options, outstanding, end of year (in shares) | shares	9,233,856	8,096,755
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per share) | $ / shares	$ 1.65	$ 2.11
Weighted average exercise price of stock options granted (in CA$ per share) | $ / shares	1.35	2.75
Weighted average exercise price of stock options forfeited (in CA$ per share) | $ / shares	2.30	9.85
Weighted average exercise price of stock options outstanding, end of year (in CA$ per share) | $ / shares	1.58	2.17
Weighted average exercise price of stock options exercisable, end of year (in CA$ per share) | $ / shares	$ 1.32	$ 1.49